                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                      10020
    (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS | July 31, 2004 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                         COUPON      MATURITY
 THOUSANDS                                                                          RATE         DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------
               TAX-EXEMPT MUNICIPAL BONDS (146.3%)
               General Obligation  (22.4%)

  $5,000       California, Various Purpose Dtd 05/01/03                            5.25%       02/01/19           $5,280,750
   4,000       Los Angeles, California, Ser A (WI)                                 5.00        09/01/24            4,100,200
   2,700       Adams & Arapahoe Counties Joint School District # 32, Colorado,
                  Ser 2003A (FSA)                                                  5.125       12/01/21            2,837,187
   3,500       Denver School District # 1, Colorado, Ser 1999 (FGIC)               5.25        12/01/16            3,792,145
   2,000       Connecticut, 2002 Ser B                                             5.50        06/15/20            2,180,260
   5,000       Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)   5.00        06/01/20            5,222,950
               Hawaii,
   5,000          1992 Ser BZ                                                      6.00        10/01/10            5,717,750
   8,000          1992 Ser BZ                                                      6.00        10/01/11            9,200,560
   5,000       Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)           9.298[+/+]  03/01/26            5,338,100
  10,000       Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)         5.50        01/01/36           10,370,100
   4,000       Cook County, Illinois, Ser 1992 C (FGIC)                            6.00        11/15/09            4,531,640
   6,000       Illinois, First Ser 2002 (MBIA)                                     5.375       07/01/20            6,430,920
               Pennsylvania,
   5,000          First Ser 2003 RITES PA - 1112 A (MBIA)                          8.451[+/+]  01/01/18            5,551,200
   5,000          First Ser 2003 RITES PA - 1112 B (MBIA)                          8.451[+/+]  01/01/19            5,500,550
   3,235       Charleston County School District, South Carolina, Ser 2004  A      5.00        02/01/22            3,347,546
   5,000       Houston, Independent School District, Texas, Refg Ser 1999 A
                  (PSF)                                                            5.25        02/15/18            5,348,150
   5,000       Northside Independant School District, Texas, Bldg & Refg Ser
                  2001 (PSF)                                                       5.00        02/15/26            5,015,100
     175       Texas, Houston, Pub Improvement                                     5.75        03/01/18              195,242
  ------                                                                                                        ------------
  83,610                                                                                                          89,960,350
  ------                                                                                                        ------------

               Educational Facilities Revenue (3.7%)
   3,700       University of Alabama Ser A                                         5.25        07/01/22           3,927,550
               Arizona Board of Regents,
   1,650          University of Arizona Ser 2001 A COPs (Ambac)                    5.50        06/01/15           1,811,139
   1,740          University of Arizona Ser 2001 A COPs (Ambac)                    5.50        06/01/16           1,904,465
   1,835          University of Arizona Ser 2001 A COPs (Ambac)                    5.50        06/01/17           2,008,444
     940          University of Arizona Ser 2001 A COPs (Ambac)                    5.50        06/01/18           1,028,849
   2,000       Ohio State University, General Receipts Ser 2002 A                  5.125       12/01/31           2,025,980

   2,000        Pennsylvania State University, Refg Ser 2002                      5.25        08/15/14            2,208,360
  ------                                                                                                       ------------
  13,865                                                                                                         14,914,787
  ------                                                                                                       ------------
                Electric Revenue  (16.6%)
   6,000        Salt River Project Agricultural Improvement & Power District,
                   Arizona, 2002 Ser B                                            5.00        01/01/31            6,022,260
   5,000        California Department of Water Resources, Power Supply
                   Ser 2002 A                                                     5.75        05/01/17            5,521,450
   3,300        Jacksonville Electric Authority, Florida, St Johns Power Park
                   Refg Issue 2 Ser 17                                            5.00        10/01/18            3,423,486
   2,000        Orlando Utilities Commission, Florida, Water & Electric Ser 2001  5.25        10/01/19            2,134,580
   2,000        Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)       5.00        01/01/30            2,010,160
                Long Island Power Authority, New York,
   4,000           Ser 2003 B                                                     5.25        06/01/13            4,319,400
   5,325           Ser 2003 C                                                     5.50        09/01/19            5,671,285
                South Carolina Public Service Authority,
   3,700           Refg Ser 2002 D (Ambac)                                        5.00        01/01/20            3,852,477
   5,000           Refg Ser 2002 D (FSA)                                          5.00        01/01/20            5,196,500
   7,000           Refg Ser 2003 A (Ambac)                                        5.00        01/01/22            7,200,130
   7,000        Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)     5.75        07/01/18            7,800,100
                Grant County Public Utility District # 2, Washington,
   5,000           Electric Refg Ser 2001 H (FSA)                                 5.375       01/01/18            5,339,800
   8,220           Priest Rapids Hydro Second Ser 1992 A                          5.00        01/01/23            8,220,493
  ------                                                                                                       ------------
  63,545                                                                                                         66,712,121
  ------                                                                                                       ------------

                Hospital Revenue  (4.1%)
   3,500        Birmingham-Carraway Special Care Facilities Financing Authority,
                   Alabama, Carraway Methodist Hlth Ser 1995 A (Connie Lee)       5.875       08/15/15            3,681,230
                Maryland Health & Higher Educational Facilities Authority,
   5,000           University of Maryland Medical Ser 2001                        5.25        07/01/28            5,012,700
   1,500           University of Maryland Medical Ser 2002                        6.00        07/01/32            1,570,575
   3,000        Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A      5.625       10/01/17            3,197,010
   3,000        Philadelphia Hospitals & Higher Education Facilities Authority,
  ------           Pennsylvania, Chestnut Hill Hospital Ser 1992                  6.375       11/15/11            3,007,320
                                                                                                               ------------
  16,000                                                                                                         16,468,835
  ------                                                                                                       ------------
                Industrial Development/Pollution Control Revenue  (4.1%)
   6,000        California Pollution Control Financing Authority, Keller Canyon
                   Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)      6.875       11/01/27            5,902,800
   5,000        Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)       5.65        09/01/29            5,046,150
   3,000        Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)   7.70        03/01/32            3,450,750
   2,000        Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B
   -----           (AMT) (Mandatory Tender 11/01/11)                              5.75        05/01/30            2,113,800
                                                                                                               ------------
  16,000                                                                                                         16,513,500
  ------                                                                                                       ------------
                Mortgage Revenue - Multi-Family (1.9%)
   7,000        Illinois Housing Development Authority, Ser I                     6.625       09/01/12            7,067,830
                Missouri Housing Development Commission,
     230           Federally Insured Mortgage Loans Refg Ser 11/15/92             6.50        07/01/16              230,246

     285           Federally Insured Mortgage Loans Refg Ser 11/15/92                    6.60     07/01/24          285,251
  ------                                                                                                       ------------
   7,515                                                                                                          7,583,327
  ------                                                                                                       ------------

                Mortgage Revenue - Single Family (3.3%)
     440        Idaho Housing Agency, 1992 Ser E (AMT)                                   6.75     07/01/12          443,199
   2,945        Idaho Housing & Finance Association, 2000 Ser E  (AMT)                   6.00     01/01/32        2,985,317
     500        Missouri Housing Development Commission, Homeownership,
                  Ser 2000 B-1 (AMT)                                                     6.25     03/01/31          520,600
   4,370        Montana Board of Housing, 2000 Ser B (AMT)                               6.00     12/01/29        4,531,428
   4,565        New Jersey Housing Mortgage Finance Authority, Home Buyer
  ------           Ser 2000 CC (AMT) (MBIA)                                              5.875    10/01/31        4,661,504
                                                                                                               ------------
  12,820                                                                                                         13,142,048
  ------                                                                                                       ------------

                Public Facilities Revenue  (9.5%)
   4,000        Arizona School Facilities Board, Ser 2003A COPs (MBIA)                   5.25     09/01/17        4,313,440
   5,000        Phoenix Industrial Development Authority, Arizona, Capital Mall LLC
                   Ser 2000 (Ambac)                                                      5.50     09/15/27        5,233,200
   2,000        Sacramento Financing Authority, California, City Hall 2002 Ser A
                   (FSA)                                                                 5.00     12/01/32        1,992,660
   2,000        Colorado Educational & Cultural Facilities Authority, Peak to Peak
                   Charter School Refg & Impr Ser 2004 (XLCA)                            5.25     08/15/34        2,035,100
   3,000        Broward County School Board, Florida, Ser 2001 A COPs (FSA)              5.00     07/01/26        3,020,340
   4,000        Orange County School Board, Florida, Ser 2001 A COPs (Ambac)             5.25     08/01/14        4,388,560
   1,400        Marion County Convention & Recreational Facilities Authority,
                   Indiana, Refg Ser 2003 A (Ambac)                                      5.00     06/01/21        1,438,668
   2,655        Kentucky State Property & Buildings Commission, Project # 79
                   (MBIA)                                                                5.00     10/01/22        2,730,561
   3,000        Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C                  5.25     07/01/17        3,220,560
   3,000        Pennsylvania Public School Building Authority, Philadelphia School
                   District Ser 2003 (FSA)                                               5.00     06/01/33        2,979,390
   4,000        Puerto Rico Public Bldgs Authority, Ser J                                5.00     07/01/36        4,309,880
   2,500        Milwaukee Redevelopment Authority, Wisconsin, Ser 2003 A
  -------          (Ambac)                                                               5.125    08/01/23        2,580,425
  36,555                                                                                                       ------------
                                                                                                                 38,242,784
  ------                                                                                                       ------------
                Resource Recovery Revenue  (0.8%)
   3,000        Northeast Maryland Waste Disposal Authority, Montgomery County
  ------           Ser 2003 (AMT) (Ambac)                                                5.50     04/01/16        3,218,760
                                                                                                               ------------
                Transportation Facilities Revenue  (30.9%)
   3,000        Alaska International Airports, Ser 2002 B (Ambac)                        5.25     10/01/27        3,067,560
   2,000        Arizona Transportation Board, Highway  Refg Ser 2002 A                   5.25     07/01/19        2,168,240
   3,000        Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B
                   (AMT) (FGIC)                                                          5.25     07/01/32        3,020,130
   5,000        California Infrastructure & Economic Development Bank, Bay Area
                   Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)           5.00     07/01/36        5,002,650
   1,900        Orange County Transportation Authority, California, Toll Road
                   Refg Ser 2003 A (Ambac)                                               5.00     08/15/20        1,986,412

   4,000        Port of Oakland, California, Ser 2002 L (AMT) (FGIC)                     5.00     11/01/32        3,921,400
   2,000        Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (Ambac)               5.95     10/01/22        2,206,960
                Georgia State,
   6,000           Road & Tollway Authority                                              5.00     10/01/22        6,243,600
   9,000           Road & Tollway Authority                                              5.00     10/01/23        9,310,590
   4,000        Chicago, Illinois, O' Hare Int'l Airport 3rd Lien Ser 2003 B-2 (AMT)
                   (FSA)                                                                 5.75     01/01/23        4,292,920
   4,000        Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)         5.75     06/01/21        4,613,880
   7,500        Indiana Transportation Finance Authority, Ser 2000                       5.375    12/01/25        7,803,750
   3,400        Maine Turnpike Authority, Ser 2000 (FGIC)                                5.50     07/01/30        3,548,138
   3,000        Wayne County, Michigan, Detroit Metropolitan Wayne County
                   Airport Refg Ser 2002 D (AMT) (FGIC)                                  5.50     12/01/17        3,228,660
                Clark County, Nevada,
   1,000           Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375    07/01/19        1,051,130
   1,100           Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375    07/01/20        1,152,162
   2,000           Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                        5.375    07/01/22        2,078,440
   4,000           Sub Lien Ser 2004 A (AMT) (FGIC) (WI)                                 5.50     07/01/20        4,256,120
   5,000        New Jersey Transportation Trust Fund Authority, 1999 Ser A               5.75     06/15/20        5,712,550
  12,000        New Jersey Turnpike Authority, Ser 2003 A (FGIC)++                       5.00     01/01/27       12,150,240
  10,000        Metropolitan Transportation Authority, New York, Transportation
                   Refg Ser 2002 A (FGIC)                                                5.00     11/15/25       10,158,700
   4,000        Port Authority of New York & New Jersey, Cons 135th Ser (MBIA)**         5.00     09/15/29        4,005,000
                Triborough Bridge & Tunnel Authority, New York,
   5,000           Refg 2002 E (MBIA)                                                    5.25     11/15/22        5,290,500
   6,000           Ser 2001 A                                                            5.00     01/01/32        5,951,100
                Houston, Texas,
   6,000           Airport Sub Lien Ser 2000 A (AMT) (FSA)                               5.875    07/01/17        6,564,420
   5,000           Airport Sub Lien Ser 2000 A (AMT) (FSA)                               5.625    07/01/30        5,134,000
 -------                                                                                                       ------------
 118,900                                                                                                        123,919,252
 -------                                                                                                       ------------
                Water & Sewer Revenue  (36.8%)
   3,800        Phoenix Civic Improvment Corporation, Arizona, Jr Lien Water
                   Ser 2002                                                              5.00     07/01/26        3,840,698
   3,000        East Bay Municipal Utility District, California, Water Ser 2001 (MBIA)   5.00     06/01/26        3,019,650
   3,720        San Diego County Water Authority, California, Ser 2002 A COPs
                   (MBIA)                                                                5.00     05/01/27        3,728,854
   3,500        Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)           5.00     10/01/24        3,583,825
  10,000        Augusta, Georgia, Water and Sewerage Ser 2000 (FSA)                      5.25     10/01/30       10,166,400
  10,000        Indiana Bond Bank, Revolving Fund Ser 2001 A                             5.00     02/01/23       10,239,300
   5,000        Louisville & Jefferson County Metropolitan Sewer District,
                   Kentucky, Ser 1999 A (FGIC)                                           5.75     05/15/33        5,373,550
   5,000        Massachusetts Water Resources Authority, 2000 Ser A (FGIC)               5.75     08/01/39        5,351,050
   5,345        Las Vegas Vallley Water District, Nevada,  Water Impr
                   Refg Ser 2003 A (FGIC)                                                5.25     06/01/20        5,679,918
  10,000        Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)          5.00     12/01/20       10,482,100

    3,000        Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
                    (Ambac)                                                          5.25       05/15/19         3,207,450
                 New York City Municipal Water Finance Authority, New York,
    3,500           2003 Ser A                                                       5.375      06/15/19         3,767,085
   18,000           2001 Ser B                                                       5.00       06/15/26        18,108,179
   10,000           2004 Ser A                                                       5.00       06/15/35         9,912,400
    4,500        Charlotte, North Carolina, Water & Sewer Ser 2001                   5.125      06/01/26         4,605,480
    4,000        Western Carolina Regional Sewer Authority, South Carolina,
                    Ser 2001 (FSA)                                                   5.375      03/01/18         4,332,160
   10,000        Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)             5.125      05/15/27        10,119,300
   15,000        Houston, Texas, Water & Sewer Refg Ser 2002 (FSA)                   5.25       05/15/23        15,766,650
   13,960        San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                    5.00       05/15/26        14,002,857
    2,000        Fairfax County Water Authority, Virginia, Refg Ser 1992             6.00       04/01/22         2,185,320
 --------                                                                                                     ------------
  143,325                                                                                                      147,472,226
 --------                                                                                                     ------------
                 Other Revenue  (7.3%)
   10,000        California Economic Recovery, Ser 2004 A                            5.00       07/01/16        10,503,300
                 Boulder County, Colorado,
    1,750           University Corp for Atmospheric Research Ser 2002 (MBIA)         5.375      09/01/18         1,899,415
    1,750           University Corp for Atmospheric Research Ser 2002 (MBIA)         5.375      09/01/21         1,870,505
    2,000        New York City Transitional Finance Authority, New York,
                    Refg 2003 Ser A                                                  5.50       11/01/26         2,214,980
   10,000        Tobacco Settlement Financing Corp, New York, Ser 2004 B-1C          5.50       06/01/17        10,670,100
    2,000        Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA)        5.00       07/01/28         2,002,940
 --------                                                                                                     ------------
   27,500                                                                                                       29,161,240
 --------                                                                                                     ------------
                 Refunded  (4.9%)
    5,000        Atlanta, Georgia, Airport Ser 2000 A (FGIC)                         5.50       01/01/10+        5,619,300
    5,000        Dauphin County General Authority, Pennsylvania, HAPSO Group
                    Inc/The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA)
                    (ETM)                                                            6.25       07/01/16         5,811,250
    5,200        San Antonio, Texas, Electric & Gas Ser 2000 A                       5.75       02/01/10+        5,869,240
    1,825        Houston, Texas, Pub Improvement                                     5.75       09/01/10+        2,061,173
  -------                                                                                                     ------------
   17,025                                                                                                       19,360,963
 --------                                                                                                     ------------

  559,660        TOTAL TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $563,144,181)                                    586,670,193
 --------                                                                                                     ------------
                 SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (6.1%)
      900        Idaho Health Facilities Authority, St Luke's Regional Medical Center
                    Ser 2000 (FSA) (Demand 08/02/04)                                 1.12*      07/01/30           900,000
    2,015        Indiana Health Facility Financing Authority, Clarian Health
                    Ser 2000 B (Demand 08/02/04)                                     1.12*      03/01/30         2,015,000
                 Missouri Health & Educational Facilities Authority,
    9,600           Cox Health Ser 1997 (MBIA) (Demand 08/02/04)                     1.10*      06/01/15         9,600,000
    9,700           Washington University Ser 1996 C (Demand 08/02/04)               1.10*      09/01/30         9,700,000
    2,300        Cuyahoga County, Ohio, Cleveland Clinic Health System
 --------           Series 2003 B-1 (Demand 08/02/04)                                1.10*      01/01/35         2,300,000
                                                                                                              ------------

   24,515        TOTAL SHORT-TERM TAX-EXEMPT  MUNICIPAL OBLIGATIONS (Cost $24,515,000)                          24,515,000
 --------                                                                                                     ------------
 $584,175        TOTAL INVESTMENTS (Cost $587,659,181) (a) (b)                     152.4%                      611,185,193
 ========
                 LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.4)                       (1,791,310)
                 PREFERRED SHARES OF BENEFICIAL INTEREST                           (52.0)                     (208,281,795)
                                                                                   -----                      ------------
                 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%                     $401,112,088
                                                                                   =====                      ============

---------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

     AMT         Alternative Minimum Tax.

    COPs         Certificates of Participation.

     ETM         Escrowed to maturity.

     PSF         Texas Permanent School Fund Guarantee Program.

    RITES        Residual Interest Tax-Exempt Securities.

    ROLS         Reset Option Longs.

     WI          Security purchased on a when-issued basis.

      +          Prerefunded to call date shown.

     ++          A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                 $1,440,000.

   [+/+]         Current coupon rate for inverse floating rate municipal
                 obligation. This rate resets periodically as the auction
                 rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
                 $16,389,850 which represents 4.1% of net assets applicable to common shareholders.

      *          Current coupon of variable rate demand obligation.

     **          Joint exemption in locations shown.

     (a)         Securities have been designated as collateral in an amount equal to $164,300,036 in connection with open futures
                 contracts and the purchase of when-issued securities.

     (b)         The aggregate cost for federal income tax purposes
                 approximates the aggregate cost for book purposes. The
                 aggregate gross unrealized appreciation is $24,000,925 and the aggregate gross unrealized depreciation is $474,913,
                 resulting in net unrealized appreciation of $23,526,012.

Bond Insurance:
---------------

    Ambac        Ambac Assurance Corporation.

 Connie Lee      Connie Lee Insurance Company - a wholly owned subsidiary of
                 Ambac Assurance Corporation.

    FGIC         Financial Guaranty Insurance Company.

     FSA         Financial Security Assurance Inc.

    MBIA         Municipal Bond Investors Assurance Corporation.

    XLCA         XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2004:

                                 DESCRIPTION,
NUMBER OF                       DELIVERY MONTH          UNDERLYING FACE       UNREALIZED
CONTRACTS    LONG/SHORT            AND YEAR             AMOUNT AT VALUE      DEPRECIATION
---------    ----------            --------             ---------------      ------------

   400          Short       U.S. Treasury Note 5Yr       $(43,800,000)          $(719,648)

                                September/2004

  1,200         Short      U.S. Treasury Note 10Yr       (132,862,500)         (3,547,056)

                                September/2004
                                                                             ------------

                                Total unrealized depreciation ...........     $(4,266,704)
                                                                              ===========

                        Geographic Summary of Investments

             Based on Market Value as a Percent of Total Investments

Alabama......   1.3%   Idaho.........   0.7%    Missouri.......   3.3%   Puerto Rico...  0.7%
Alaska.......    0.5   Illinois......    6.1    Montana........   0.7    South
Arizona......    5.1   Indiana.......    3.5    Nevada.........   2.3    Carolina .....   3.9
California...    8.3   Kentucky......    1.3    New Jersey.....   6.1    Texas ........  12.4
Colorado.....    2.0   Maine.........    0.6    New Mexico.....   1.1    Virginia .....   0.4
Connecticut..    0.4   Maryland .....    1.6    New York.......   13.1   Washington....   3.5
Florida......    3.9   Massachusetts.    0.9    North Carolina.   0.8    Wisconsin ....   0.4
Georgia......    5.1   Michigan......    1.4    Ohio..........    1.2    Joint
Hawaii.......    3.3   Minnesota.....    0.3    Pennsylvania..    4.4    exemptions*     (0.6)
                                                                                        -----
                                                                                        100.0%
                                                                                        =====

--------------

* Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                       3